Nature of Business and Basis of Presentation (Tables)	8 Months Ended
Jan. 07, 2024
Accounting Policies [Abstract]
Components of Revenue	The components of gift card revenue were as follows:

	Twelve Weeks Ended		Thirty-Six Weeks Ended
	January 7, 2024	January 1, 2023	January 7, 2024	January 1, 2023
Redemptions, net of discounts	$472	$(38)	$1,355	$628
Breakage	$339	$130	$584	$591
Gift card revenue, net	$811	$92	$1,939	$1,219
The components of gift card revenue are as follows:

	Fiscal Year Ended
	April 30, 2023	April 24, 2022	April 25, 2021
Redemptions, net of discounts	$1,415	$960	$444
Breakage	755	286	95
Gift card revenue, net	$2,170	$1,246	$539